Related Parties (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Beneficial Ownership by Invus Partners LLC	58.60%	58.60%
Invus Partners LLC | Affiliated Entity
Related Party Transaction [Line Items]
Due to Related Parties	$ 19.9	$ 20.0	$ 20.2
Kunkemueller Enterprises LP | Affiliated Entity
Related Party Transaction [Line Items]
Due to Related Parties	$ 1.4	$ 1.5	$ 1.5